Schedule of Investments (unaudited)
August 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
General Dynamics Corp.	7,812	$ 2,900,986
HEICO Corp., Class A	8,891	2,170,916
Lockheed Martin Corp.	8,351	4,686,832
Northrop Grumman Corp.	6,242	3,368,807
RTX Corp.	39,952	8,299,229
		21,426,770
Air Freight & Logistics — 0.7%
FedEx Corp.	9,604	3,144,350
United Parcel Service, Inc., Class B	28,861	3,008,182
		6,152,532
Automobile Components — 0.3%
BorgWarner, Inc.	24,087	1,545,422
Lear Corp.	658	82,243
QuantumScape Corp., Class A(a)	116,989	653,969
		2,281,634
Automobiles — 0.2%
General Motors Co.	19,872	1,715,351
Banks — 6.9%
Bank of America Corp.	227,689	14,103,057
Citigroup, Inc.	60,562	7,971,170
Citizens Financial Group, Inc.	19,603	1,350,059
Credicorp Ltd.	3,377	1,237,265
First Horizon Corp.	10,106	245,778
Huntington Bancshares, Inc.	208,438	3,477,788
JPMorgan Chase & Co.	66,000	23,497,320
KeyCorp	11,309	244,388
Popular, Inc.	8,213	1,381,344
U.S. Bancorp	20,749	1,277,723
Wells Fargo & Co.	84,067	7,262,548
		62,048,440
Beverages — 1.5%
Coca-Cola Co. (The)	42,630	3,780,002
Constellation Brands, Inc., Class A	17,938	2,343,062
Molson Coors Beverage Co., Class B	51,648	2,053,524
PepsiCo, Inc.	40,817	5,728,258
		13,904,846
Biotechnology — 4.0%
AbbVie, Inc.	23,301	5,974,842
Alnylam Pharmaceuticals, Inc.(a)	3,124	751,916
Amgen, Inc.	8,287	3,562,416
Biogen, Inc.(a)	5,290	1,146,078
Exelixis, Inc.(a)	28,533	1,559,043
Gilead Sciences, Inc.	56,044	8,201,479
Insmed, Inc.(a)	6,126	746,269
Ionis Pharmaceuticals, Inc.(a)	24,297	1,466,567
Madrigal Pharmaceuticals, Inc.(a)	240	129,607
Neurocrine Biosciences, Inc.(a)	13,974	2,152,415
PTC Therapeutics, Inc.(a)	3,702	257,437
Regeneron Pharmaceuticals, Inc.	5,195	4,151,221
Revolution Medicines, Inc.(a)	1,794	368,793
Ultragenyx Pharmaceutical, Inc.(a)	32,307	814,459
United Therapeutics Corp.(a)	3,981	2,031,823
Vertex Pharmaceuticals, Inc.(a)	5,121	2,788,487
Viking Therapeutics, Inc.(a)	6,373	208,907
		36,311,759
Broadline Retail — 6.2%
Amazon.com, Inc.(a)	215,753	56,046,157
Security	Shares	Value
Building Products — 0.5%
Carlisle Cos., Inc.	1,680	$ 582,254
Masco Corp.	1,400	101,024
Owens Corning	12,046	1,664,155
Simpson Manufacturing Co., Inc.	5,880	1,073,747
Trane Technologies PLC	1,611	715,929
		4,137,109
Capital Markets — 4.6%
Blue Owl Capital, Inc., Class A	18,812	230,259
Cboe Global Markets, Inc.	1,831	549,666
Charles Schwab Corp. (The)	35,355	3,882,686
CME Group, Inc., Class A	12,382	3,535,061
Evercore, Inc., Class A	825	236,305
Goldman Sachs Group, Inc. (The)	13,316	13,660,885
Houlihan Lokey, Inc., Class A	1,442	192,204
Interactive Brokers Group, Inc., Class A	17,463	1,698,975
Intercontinental Exchange, Inc.	25,930	4,166,951
LPL Financial Holdings, Inc.	4,372	1,618,230
Morgan Stanley	50,800	10,836,656
StepStone Group, Inc., Class A	7,943	415,101
TPG, Inc., Class A	4,311	233,311
Virtu Financial, Inc., Class A	3,925	257,637
XP, Inc., Class A	25,019	456,097
		41,970,024
Chemicals — 1.7%
Air Products & Chemicals, Inc.	7,098	2,196,547
Dow, Inc.	64,546	1,969,944
Eastman Chemical Co.	28,916	2,094,675
Ecolab, Inc.	11,414	3,232,445
LyondellBasell Industries NV, Class A	38,387	2,498,226
PPG Industries, Inc.	1,022	114,638
RPM International, Inc.	6,168	642,089
Sherwin-Williams Co. (The)	2,044	692,527
Solstice Advanced Materials, Inc.	12,961	821,598
Westlake Corp.	8,906	668,573
		14,931,262
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.(a)	3,081	971,285
Copart, Inc.(a)	23,730	782,853
Republic Services, Inc.	5,971	1,319,113
		3,073,251
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	1,987	388,836
Ciena Corp.(a)	283	108,332
Cisco Systems, Inc.	81,356	8,989,025
F5, Inc.(a)	1,810	736,905
Lumentum Holdings, Inc.(a)	968	885,488
Motorola Solutions, Inc.	951	461,520
Viavi Solutions, Inc.(a)	4,037	146,503
		11,716,609
Construction & Engineering — 0.2%
Comfort Systems U.S.A., Inc.	88	136,014
EMCOR Group, Inc.	540	396,652
MasTec, Inc.(a)	2,722	652,681
Quanta Services, Inc.	590	358,183
		1,543,530
Consumer Finance — 1.0%
Ally Financial, Inc.	32,631	1,377,355
American Express Co.	12,325	4,069,345

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	14,505	$ 3,111,468
OneMain Holdings, Inc.	3,116	194,625
		8,752,793
Consumer Staples Distribution & Retail — 3.0%
Albertsons Cos., Inc., Class A	14,341	177,111
Casey’s General Stores, Inc.	120	90,265
Costco Wholesale Corp.	9,883	9,328,465
Dollar General Corp.	9,932	1,258,881
Kroger Co. (The)	55,205	3,176,496
Performance Food Group Co.(a)	938	93,021
Sysco Corp.	45,265	3,670,086
Target Corp.	3,944	634,511
Walmart, Inc.	78,717	8,255,052
		26,683,888
Containers & Packaging — 0.6%
Avery Dennison Corp.	12,461	2,169,585
Graphic Packaging Holding Co.	94,714	1,060,797
International Paper Co.	44,194	1,676,278
Smurfit Westrock PLC	10,989	515,384
		5,422,044
Distributors — 0.1%
Genuine Parts Co.	4,091	555,026
LKQ Corp.	27,152	681,515
		1,236,541
Diversified Consumer Services — 0.0%
H&R Block, Inc.	4,498	232,322
Diversified Telecommunication Services — 1.9%
AT&T Inc.	200,115	5,180,977
Comcast Corp., Class A	122,907	3,271,784
Space Exploration Technologies Corp., Class A(a)	17,755	2,551,216
Verizon Communications, Inc.	127,930	6,399,059
		17,403,036
Electric Utilities — 1.3%
Duke Energy Corp.	822	98,566
FirstEnergy Corp.	10,725	491,848
NextEra Energy, Inc.	64,009	5,270,501
PG&E Corp.	38,671	513,164
Pinnacle West Capital Corp.	8,445	824,570
Portland General Electric Co.	36,334	1,775,279
PPL Corp.	61,967	2,114,934
Xcel Energy, Inc.	12,059	912,746
		12,001,608
Electrical Equipment — 1.1%
AMETEK, Inc.	5,738	1,349,406
Emerson Electric Co.	15,638	2,383,857
EnerSys	647	118,957
Generac Holdings, Inc.(a)	2,571	476,612
Hubbell, Inc.	2,852	1,291,956
Innio NV(a)	16,742	338,188
nVent Electric PLC	3,605	543,454
Rockwell Automation, Inc.	7,412	3,145,875
		9,648,305
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.	3,829	1,060,097
Arrow Electronics, Inc.(a)	845	172,744
Avnet, Inc.	16,872	1,511,056
Coherent Corp.(a)	817	226,987
Flex Ltd.(a)	13,056	1,426,368
Jabil, Inc.	1,596	487,195
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.(a)	10,610	$ 3,423,847
TTM Technologies, Inc.(a)	896	106,552
		8,414,846
Energy Equipment & Services — 0.5%
Halliburton Co.	112,816	4,157,270
Entertainment — 0.3%
Roku, Inc., Class A(a)	177	27,776
Walt Disney Co. (The)	22,905	2,463,433
Warner Bros Discovery, Inc., Class A(a)	11,892	339,279
		2,830,488
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(a)	48,447	24,418,741
Block, Inc., Class A(a)	22,721	1,863,577
Chime Financial, Inc., Class A(a)	6,185	204,785
Fidelity National Information Services, Inc.	40,250	1,640,993
Visa, Inc., Class A	2,325	882,035
		29,010,131
Food Products — 0.6%
Archer-Daniels-Midland Co.	25,772	2,095,006
Conagra Brands, Inc.	26,683	427,462
General Mills, Inc.	37,947	1,563,416
Ingredion, Inc.	6,431	665,351
Tyson Foods, Inc., Class A	19,858	1,094,970
		5,846,205
Ground Transportation — 0.8%
Knight-Swift Transportation Holdings, Inc.	15,667	1,073,346
Norfolk Southern Corp.	1,770	606,738
Old Dominion Freight Line, Inc.	2,476	495,101
Ryder System, Inc.	1,257	307,286
Saia, Inc.(a)	1,578	560,395
Uber Technologies, Inc.(a)	10,232	774,051
Union Pacific Corp.	9,807	2,948,671
XPO, Inc.(a)	2,290	444,237
		7,209,825
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	88,059	9,718,191
Boston Scientific Corp.(a)	98,936	4,778,609
Medtronic PLC	62,784	5,691,370
STERIS PLC	11,909	2,770,510
Stryker Corp.	4,618	1,495,308
		24,453,988
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	14,524	3,407,621
Chemed Corp.	3,276	1,699,294
Cigna Group (The)	10,341	2,854,943
CVS Health Corp.	37,241	3,497,302
Elevance Health, Inc.	6,807	2,672,020
HCA Healthcare, Inc.	7,742	3,208,672
McKesson Corp.	1,793	1,587,379
Molina Healthcare, Inc.(a)	943	187,440
Quest Diagnostics, Inc.	4,045	972,014
UnitedHealth Group, Inc.	26,050	10,144,130
		30,230,815
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	158,089	3,291,413
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)	13,901	371,296

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A(a)	16,685	$ 3,057,026
Aramark	2,171	122,249
Booking Holdings, Inc.	2,125	423,066
Darden Restaurants, Inc.	5,364	1,149,291
McDonald’s Corp.	3,916	1,032,023
Texas Roadhouse, Inc.	10,002	1,956,391
Travel + Leisure Co.	2,936	201,879
Viking Holdings Ltd.(a)	15,133	1,303,556
		9,245,481
Household Durables — 0.7%
DR Horton, Inc.	17,936	2,592,828
Garmin Ltd.	2,024	575,039
Installed Building Products, Inc.	8,863	2,152,202
NVR, Inc.(a)	74	467,327
Toll Brothers, Inc.	3,230	463,344
		6,250,740
Household Products — 1.5%
Procter & Gamble Co. (The)	94,925	13,775,516
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	16,843	248,266
Industrial Conglomerates — 1.0%
3M Co.	44,354	7,621,348
Honeywell International, Inc.	4,603	982,878
		8,604,226
Industrial REITs — 0.5%
Prologis, Inc.	28,816	4,031,935
STAG Industrial, Inc.	9,183	342,067
		4,374,002
Insurance — 2.6%
American Financial Group, Inc.	20,582	2,933,964
American International Group, Inc.	32,019	2,444,971
Arch Capital Group Ltd.(a)	5,679	556,939
Hartford Insurance Group, Inc. (The)	10,367	1,424,218
Markel Group, Inc.(a)	957	1,725,385
Marsh & McLennan Cos., Inc.	2,615	496,327
MetLife, Inc.	58,633	5,580,103
Progressive Corp. (The)	8,189	1,785,857
Travelers Cos., Inc. (The)	8,834	3,232,626
W. R. Berkley Corp.	47,427	3,204,168
		23,384,558
Interactive Media & Services — 0.6%
Meta Platforms, Inc., Class A	9,439	5,402,317
Snap, Inc., Class A, NVS(a)	43,056	238,961
		5,641,278
IT Services — 1.2%
Accenture PLC, Class A	25,950	4,924,272
Amdocs Ltd.	8,188	516,335
Cognizant Technology Solutions Corp., Class A	6,140	396,521
International Business Machines Corp.	18,067	4,225,329
Quantinuum, Inc., Class A(a)(b)	3,750	187,875
Twilio, Inc., Class A(a)	1,818	428,376
		10,678,708
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	5,499	3,393,433
Machinery — 2.8%
Caterpillar, Inc.	3,197	2,549,512
Cummins, Inc.	3,100	1,749,640
Dover Corp.	3,565	692,430
Security	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	27,013	$ 7,438,570
Mueller Industries, Inc.	10,220	637,830
PACCAR, Inc.	8,294	1,029,534
Parker-Hannifin Corp.	11,034	10,807,141
RBC Bearings, Inc.(a)	293	144,818
Stanley Black & Decker, Inc.	5,205	501,606
		25,551,081
Media — 0.5%
Fox Corp., Class A, NVS	11,195	753,983
Fox Corp., Class B	3,426	206,314
Omnicom Group, Inc.	19,164	1,677,425
Trade Desk, Inc. (The), Class A(a)	88,503	1,214,261
Versant Media Group, Inc., Class A	24,412	1,003,822
		4,855,805
Metals & Mining — 1.2%
Alcoa Corp.	15,593	778,870
Freeport-McMoRan, Inc.	62,033	4,698,380
Newmont Corp.	17,799	2,243,742
Nucor Corp.	6,258	1,562,247
Reliance, Inc.	3,725	1,430,586
		10,713,825
Multi-Utilities — 1.2%
Ameren Corp.	11,044	1,170,774
DTE Energy Co.	33,263	4,511,461
NiSource, Inc.	41,826	1,711,520
Sempra	3,843	313,973
WEC Energy Group, Inc.	26,931	2,859,264
		10,566,992
Oil, Gas & Consumable Fuels — 5.9%
Cheniere Energy, Inc.	4,748	1,384,944
Chevron Corp.	73,921	15,238,075
ConocoPhillips	27,088	3,588,889
EOG Resources, Inc.	4,853	703,491
ExxonMobil Holdings Corp.	116,134	18,691,767
Kinder Morgan, Inc.	58,261	1,878,335
Marathon Petroleum Corp.	3,476	1,297,660
Phillips 66	24,254	5,980,551
Valero Energy Corp.	13,581	4,874,493
		53,638,205
Personal Care Products — 0.0%
Kenvue, Inc.	18,778	354,529
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	46,682	3,118,824
Johnson & Johnson	41,148	10,939,196
Merck & Co., Inc.	54,872	8,107,887
Pfizer, Inc.	211,254	6,012,289
		28,178,196
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp., Class A	15,104	1,142,618
Equifax, Inc.	10,595	2,004,150
ExlService Holdings, Inc.(a)	2,329	88,688
Jacobs Solutions, Inc.	5,406	805,764
Leidos Holdings, Inc.	12,332	1,729,070
SS&C Technologies Holdings, Inc.	57,380	4,760,819
Thomson Reuters Corp.	2,445	262,397
		10,793,506
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	928	33,213

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 0.5%
Agree Realty Corp.	31,678	$ 2,288,736
NNN REIT, Inc.	18,516	836,923
Regency Centers Corp.	21,142	1,580,787
		4,706,446
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(a)	2,188	1,029,935
Analog Devices, Inc.	10,466	3,790,157
Applied Materials, Inc.	5,617	2,574,777
Astera Labs, Inc.(a)	1,216	361,128
Cirrus Logic, Inc.(a)	1,479	161,965
Credo Technology Group Holding Ltd.(a)	601	135,940
Intel Corp.(a)	113,673	10,174,870
Lam Research Corp.	8,612	2,596,432
Microchip Technology, Inc.	16,719	1,228,011
NVIDIA Corp.	564	124,520
QUALCOMM, Inc.	30,271	5,160,600
		27,338,335
Software — 7.0%
Adobe, Inc.(a)	7,679	2,248,334
Check Point Software Technologies Ltd.(a)	4,376	607,870
Datadog, Inc., Class A(a)	2,051	486,169
Dropbox, Inc., Class A(a)	6,411	225,603
Dynatrace, Inc.(a)	14,729	804,056
Fortinet, Inc.(a)	8,285	1,416,155
Gitlab, Inc., Class A(a)	6,743	313,819
Intuit, Inc.	9,385	3,372,031
Microsoft Corp.	89,988	45,650,013
Oracle Corp.	4,184	623,918
RingCentral, Inc., Class A	6,412	446,404
Salesforce, Inc.	13,376	3,444,855
SentinelOne, Inc., Class A(a)	30,142	666,138
Strategy, Inc., Class A(a)	759	100,902
Workday, Inc., Class A(a)	7,102	1,402,290
Zscaler, Inc.(a)	5,845	1,101,110
		62,909,667
Specialized REITs — 0.9%
CubeSmart	47,440	1,884,317
Digital Realty Trust, Inc.	5,545	1,029,096
Equinix, Inc.	2,851	2,984,199
Extra Space Storage, Inc.	2,165	305,481
VICI Properties, Inc.	90,921	2,332,124
		8,535,217
Specialty Retail — 2.1%
Best Buy Co., Inc.	17,243	1,382,026
Dick’s Sporting Goods, Inc.	5,416	731,702
Gap, Inc. (The)	37,433	835,130
Home Depot, Inc. (The)	8,798	2,884,248
Lowe’s Cos., Inc.	12,659	2,591,297
Murphy U.S.A., Inc.	202	104,109
O’Reilly Automotive, Inc.(a)	44,922	3,989,074
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	43,558	$ 5,832,852
Williams-Sonoma, Inc.	948	216,381
		18,566,819
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	153,460	48,623,801
Dell Technologies, Inc., Class C	9,136	4,166,108
Hewlett Packard Enterprise Co.	43,166	2,254,992
NetApp, Inc.	1,441	267,003
Sandisk Corp.(a)	109	170,770
Seagate Technology Holdings PLC	1,111	920,330
Super Micro Computer, Inc.(a)	7,051	262,861
Western Digital Corp.	2,551	1,149,353
		57,815,218
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	9,124	356,383
Tobacco — 0.0%
Altria Group, Inc.	3,530	241,734
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	8,801	2,851,348
Watsco, Inc.	2,434	754,102
WESCO International, Inc.	638	217,175
		3,822,625
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA	3,939	369,321
T-Mobile U.S., Inc.	16,830	3,036,805
		3,406,126
Total Long-Term Investments — 98.6% (Cost: $737,740,892)		892,436,218
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	189,346	189,403
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(c)(d)	10,497,939	10,497,939
Total Short-Term Securities — 1.2% (Cost: $10,687,361)		10,687,342
Total Investments — 99.8% (Cost: $748,428,253)		903,123,560
Other Assets Less Liabilities — 0.2%		2,010,353
Net Assets — 100.0%		$ 905,133,913

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Value Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 335,745	$ —	$ (146,848)(a)	$ 525	$ (19)	$ 189,403	189,346	$ 4,030 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	9,939,557	558,382 (a)	—	—	—	10,497,939	10,497,939	82,018	—
				$ 525	$ (19)	$ 10,687,342		$ 86,048	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	32	09/18/26	$ 12,318	$ 275,665
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 892,436,218	$ —	$ —	$ 892,436,218
Short-Term Securities
Money Market Funds	10,687,342	—	—	10,687,342
	$ 903,123,560	$ —	$ —	$ 903,123,560
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 275,665	$ —	$ —	$ 275,665

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust